SHARE-BASED COMPENSATION (Details 2) (Share options) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Share based compensation
Suboptimal exercise factor	4.40	4.40			7.45	7.66
Risk-free interest rate, minimum (as a percent)	1.89%	1.89%		0.81%
Risk-free interest rate, maximum (as a percent)	1.99%	1.99%		1.19%
Volatility, minimum (as a percent)	47.22%	47.22%		51.35%
Volatility, maximum (as a percent)	47.75%	47.75%		51.89%
Life of option	6 years	6 years		6 years
Share option activity under the option plans
Share options outstanding at the beginning of the period (in shares)	6,825,784	6,825,784
Granted (in shares)	319,480	319,480
Adjusted based on actual performance (in shares)	(606,134)	(606,134)
Forfeited (in shares)	(26,128)	(26,128)
Exercised (in shares)	(1,591,004)	(1,591,004)	(2,802,488)	(1,889,872)
Share options outstanding at the end of the period (in shares)	4,921,998	4,921,998
Share options vested or expected to vest (in shares)	4,842,378	4,842,378
Share options exercisable (in shares)	3,827,558	3,827,558
Weighted Average Exercise Price
Share options outstanding at the beginning of the period (in dollars per shares)	$ 2.12
Granted (in dollars per shares)	$ 5.48
Adjusted based on actual performance (in dollars per share)	$ 2.75
Forfeited (in dollars per shares)	$ 6.23
Exercised (in dollars per shares)	$ 2.14
Share options outstanding at the end of the period (in dollars per shares)	$ 2.23
Share options vested or expected to vest (in dollars per shares)	$ 2.20
Share options exercisable (in dollars per shares)	$ 1.90
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Share options outstanding, Weighted average remaining contractual life	4 years 4 days	4 years 4 days
Share options vested or expected to vest, Weighted average remaining contractual life	4 years 15 days	4 years 15 days
Share options exercisable, Weighted average remaining contractual life	4 years 11 days	4 years 11 days
Share options outstanding, Aggregate intrinsic value	$ 21,344
Share options vested or expected to vest, Aggregate intrinsic value	21,153
Share options exercisable, Aggregate intrinsic value	17,873
Total unrecognized compensation expense		10,515
Weighted-average period for recognition of unrecognized compensation costs	2 years 1 month 10 days	2 years 1 month 10 days
Aggregate intrinsic value of options exercised		42,740	74,321	32,562